Financial instruments - Sensitivity analysis of market risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) derivative financial instruments	$ (61)	$ 470	$ (491)
Commodity price sensitivity [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible chgange, market risk	20.00%	30.00%
Commodity price sensitivity [member] | Minimum (%) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible chgange, market risk	(20.00%)	(30.00%)
Commodity price sensitivity [member] | Maximum (%) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible chgange, market risk	20.00%	30.00%
Commodity price sensitivity [member] | Crude oil and refined products [member] | Minimum (%) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) derivative financial instruments	$ 687	$ 395
Commodity price sensitivity [member] | Crude oil and refined products [member] | Maximum (%) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) derivative financial instruments	(606)	(390)
Commodity price sensitivity [member] | Natural gas and electricity [Member] | Minimum (%) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) derivative financial instruments	613	810
Commodity price sensitivity [member] | Natural gas and electricity [Member] | Maximum (%) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) derivative financial instruments	$ (613)	$ (809)
Currency risk sensitivity [member] | Minimum (%) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible chgange, market risk	(8.00%)	(12.00%)
Currency risk sensitivity [member] | Maximum (%) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible chgange, market risk	8.00%	12.00%
Currency risk sensitivity [member] | Norwegian kroner (NOK) [Member] | Minimum (%) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange gain (loss)	$ (94)	$ 31
Currency risk sensitivity [member] | Norwegian kroner (NOK) [Member] | Maximum (%) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange gain (loss)	94	(31)
Currency risk sensitivity [member] | United States Dollar (USD) [Member] | Minimum (%) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange gain (loss)	119	79
Currency risk sensitivity [member] | United States Dollar (USD) [Member] | Maximum (%) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange gain (loss)	$ (119)	$ (79)
Interest rate sensitivity [member] | Minimum (%) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible chgange, market risk	(0.60%)	(0.80%)
Net gains (losses)	$ 664	$ 897
Interest rate sensitivity [member] | Maximum (%) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible chgange, market risk	0.60%	0.80%
Net gains (losses)	$ (664)	$ (897)